CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical)	12 Months Ended
Dec. 31, 2023 shares
Non-cash warrants exercise	1,190,629
Representative Warrants
Shares issued on exercise of warrants	65,399
Non-cash warrants exercise	84,651